Income Taxes (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Argentina
Income Tax Examination [Line Items]
Corporate income tax rate			30.00%	30.00%	35.00%
Argentina | Tax reform
Income Tax Examination [Line Items]
Corporate income tax rate	25.00%	25.00%	30.00%	30.00%	35.00%
Brazil
Income Tax Examination [Line Items]
Corporate income tax rate			34.00%
Paraguay
Income Tax Examination [Line Items]
Corporate income tax rate			10.00%